Consolidated Statements of Operations $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) $ / shares shares
Operating revenues:
Natural gas, oil and natural gas liquids (NGL) sales	$ 359,201
Firm transportation sales, net	26,237
Gathering, compression and water services	5,504
Other revenue	0
Total operating revenues	390,942
Operating expenses:
Lease operating	24,971
Gathering, compression and transportation	35,618
Production taxes and impact fees	4,647
Exploration	4,018
Midstream operation and maintenance	4,607
Incentive unit expense	105,961
Restricted unit expense	0
Impairment of gas properties	0
Impairment of goodwill	0
General and administrative (including stock-based compensation expense of $16,528 and $5,553, respectively)	61,570
Depreciation, depletion and amortization	156,270
Acquisition expense	2,339
Amortization of intangible assets	1,156
(Gain) loss from sale of interest in gas properties	0
Other expense	207
Total operating expenses	401,364
Operating loss	(10,422)
Interest expense	(50,191)
Gain on purchase of Marcellus joint venture	203,579
Other income (loss)	893
Gain on derivative instruments	186,477
Amortization of deferred financing costs	(2,495)
Loss on extinguishment of debt	(7,654)
Write-off of deferred financing costs	(6,896)
Equity in (loss) income of joint ventures	(2,656)
(Loss) income before income taxes	310,635
Income tax expense	(91,600)
Net (loss) income	219,035
Less: Net income attributable to noncontrolling interests	(581)
Net (loss) income attributable to Rice Energy Inc.	$ 218,454
Weighted-average number of shares of common stock - basic | shares	128,151,171
Weighted-average number of shares of common stock - diluted | shares	128,225,155
(Loss) earnings per share—basic | $ / shares	$ 1.70
(Loss) earnings per share—diluted | $ / shares	$ 1.70
Pro forma income tax benefit (unaudited)	$ (91,600)
Pro forma net income (unaudited)	$ 218,454
Pro forma earnings per share—basic (unaudited) | $ / shares	$ 1.75
Pro forma earnings per share—diluted (unaudited) | $ / shares	$ 1.75
Pro Forma
Operating expenses:
Income tax expense	$ 5,560
Net (loss) income attributable to Rice Energy Inc.	224,596
Pro forma income tax benefit (unaudited)	5,560
Pro forma net income (unaudited)	$ 224,596